Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity
The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2015	2014
	(In thousands)

Net unrealized (loss) gain on securities available-for-sale	$(14)	$60
Net unrealized (loss) gain for funded status of defined benefit plan liability	(261)	25

	(275)	85
Tax effect	94	(28)

Net-of-tax amount	$(181)	$57